Financial risk management - Liquidity risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Financial risk management
Long-term debt	$ 13,450,000		$ 10,700,000	$ 10,700,000
Short-term debt			600,000
Total liabilities	19,510,839	$ 1,083,863	16,688,823	15,399,093
Liquidity
Financial risk management
Long-term debt	13,450,000		10,700,000	10,700,000
Interest	4,027,960		3,771,033	4,717,622
Short-term debt			600,000
Trade accounts payable	789,194		610,375	385,503
Interest Payable	214,167		239,753	204,843
Lease Liabilities	158,621		178,990	198,844
Accounts payable with related parties	639,521		570,576	452,933
Total liabilities	19,279,463		16,670,727	16,659,745
Liquidity | Less than one year
Financial risk management
Long-term debt	1,640,000
Interest	1,119,459		1,040,226	1,050,856
Short-term debt			600,000
Trade accounts payable	789,194		610,375	385,503
Interest Payable	214,167		239,753	204,843
Lease Liabilities	49,113		19,022	44,928
Accounts payable with related parties	465,571		350,076	452,933
Total liabilities	4,277,504		2,859,452	2,139,063
Liquidity | Greater than 1 year and less than 3 years
Financial risk management
Long-term debt	5,020,000
Interest	1,763,492
Lease Liabilities	109,508
Accounts payable with related parties	173,950
Total liabilities	7,066,950
Liquidity | Later than one year and not later than four years
Financial risk management
Long-term debt			3,340,000	3,340,000
Interest			1,641,749	2,577,708
Lease Liabilities			159,968	153,916
Accounts payable with related parties			220,500
Total liabilities			5,362,217	6,071,624
Liquidity | Later than three years and not later than six years
Financial risk management
Long-term debt	6,790,000
Interest	1,145,009
Total liabilities	$ 7,935,009
Liquidity | Later than four years and not later than seven years
Financial risk management
Long-term debt			7,360,000	7,360,000
Interest			1,089,058	1,089,058
Total liabilities			$ 8,449,058	$ 8,449,058